Financial Instruments - Cross-currency Risk Exposures Interest Rate Swaps (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Currency risk [member]
Disclosure of detailed information about hedges [Line Items]
Fair value - interest component of cross-currency interest rate swaps	$ 9	$ 23